Segment, Geographic and Customer Information -Additional Information. (Detail)	12 Months Ended
	Feb. 24, 2013 Customer	Feb. 26, 2012 Customer	Feb. 27, 2011 Customer
Segment Reporting Information [Line Items]
Number of customer accounting for more than 10% of the company's total revenue	0	0	0